ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details)		12 Months Ended
	Dec. 13, 2016 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Aug. 02, 2017	Jun. 30, 2016 USD ($)	Oct. 26, 2015 shares	Dec. 02, 2014 shares	Jul. 27, 2014
Common stock shares issued | shares		19,837,642	19,837,642				21,526,747
Cash consideration						$ 270,000
Net loss			$ (12,002,940)	$ (49,809,728)
Net stockholders' equity			196,344,677	214,450,362
Net cash in operating activities		$ (13,007)	(3,111,416)	(37,942,709)
Cash and Cash Equivalents, at Carrying Value		$ 6,621	38,820
Decrease in revenue (as a percent)		96.00%
Net loss		$ 216,505,881	12,002,940	58,186,894
Specific allowance for lease payment receivables for COVID-19		121,412,692
Accumulated other comprehensive losses		12,327,253	29,836,036
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ (216,505,881)	$ (12,002,940)	$ (58,186,894)
Jinshang Leasings [Member]
Percentage of acquired the equity capital								100.00%
Common stock shares issued | shares								30,000,000
Ms. Wenyu Li [Member]
Percentage of individual beneficially owning						8.10%
Wang Hong
Percentage of acquired the equity capital									100.00%
Freeman FinTech Corporation [Member]
Agreement to transfer ordinary shares | shares	13,440,000
Percentage of owned subsidiary	67.00%
Spectacular Bid Limited [Member]
Percentage of owned subsidiary					67.00%
Former [Member] | Holdco [Member]
Percentage of acquired the equity capital							78.00%
Former [Member] | Sino [Member]
Percentage of acquired the equity capital							22.00%
Wins Finance Group Limited("WFG")
Percentage Of Shares Exchanged							100